BALANCE SHEET (Parenthetical) - $ / shares		1 Months Ended	3 Months Ended
	Jan. 26, 2021	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021
Preferred stock, par value, (per share)		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		5,000,000		5,000,000
Preferred stock, shares issued		0		0
Preferred stock, shares outstanding		0		0
Class A Ordinary Shares
Common shares, par value, (per share)		$ 0.0001		$ 0.0001
Common shares, shares authorized		500,000,000		500,000,000
Common shares, shares issued		0		1,850,270
Common shares, shares outstanding		0		1,850,270
Number of shares issued			614,000
Class B Ordinary Shares
Common shares, par value, (per share)		$ 0.0001		$ 0.0001
Common shares, shares authorized		50,000,000		50,000,000
Common shares, shares issued		5,175,000		5,175,000
Common shares, shares outstanding	5,175,000	5,175,000		5,175,000
Number of shares issued	862,500	5,175,000
Class B Ordinary Shares | Over-allotment option
Maximum shares subject to forfeiture		675,000